Stockholders' Equity	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Stockholders Equity
Stockholders' Equity
Note 4 – Stockholders’ Equity

Preferred Stock

As of February 29, 2012, the Company has authorized 50 million shares of blank check preferred stock, none of which are issued and outstanding.  Our board of directors has the authority, without action by the shareholders, to designate and issue preferred stock in one or more series.  Our board of directors may also designate the rights, preferences, and privileges of each series of preferred stock.

Common Stock

As of February 29, 2012, the Company had 460,267,726 shares of its $0.001 par value common stock issued and outstanding.  The following schedule is a summary of the transactions in the Company’s common stock since August 31, 2011:

Total shares issued and outstanding as of August 31, 2011:		454,667,726
Shares previously subscribed for services rendered	September, 2011	5,100,000
Shares issued for services to be rendered	November, 2011	500,000

Total shares issued and outstanding as of February 29, 2012:		460,267,726

Note 4 – Stockholders’ Equity

Preferred Stock

As of August 31, 2011 and 2010, the Company has authorized 50 million shares of blank check preferred stock, none of which are issued and outstanding.  Our board of directors has the authority, without action by the shareholders, to designate and issue preferred stock in one or more series.  Our board of directors may also designate the rights, preferences, and privileges of each series of preferred stock.

Common Stock

As of August 31, 2011 and August 31, 2010, the Company had 454,667,726 and 293,700,000 shares of its $.001 par value common stock issued and outstanding, respectively.

The following schedule is a summary of transactions in the Company’s common stock since August 31, 2010:

Shares issued and outstanding as of August 31, 2010:		293,700,000

Unregistered shares issued for services rendered	September 2010-March, 2011	48,829,000
Unregistered shares issued in conjunction with oil and gas participation agreement	November, 2010	1,000,000
Unregistered shares issued in conjunction with debt subscriptions	September 2010-March, 2011	14,000,000
Registered and unregistered shares issued for cash	September 2010-March, 2011	97,138,726
Total shares issued and outstanding as of August 31, 2011:		454,667,726

Unregistered shares issued subsequent to August 31, 2011:

Shares issued for services rendered	September, 2011	5,100,000
Shares issued for services to be rendered	November, 2011	500,000

Total shares issued and outstanding as of November 25, 2011:		460,267,726

As additional compensation, related to sale of the common stock on February 15, 2011, the Company issued to Pritchard Capital Partners, warrants to purchase up to 1 million shares of common stock at an exercise price of $0.30 subject to anti-dilution adjustments. As of August 31, 2011, the total value of these warrants is estimated at approximately $430,459 using the Black-Scholes valuation model.  Expected volatility is 146% based on historical volatility of our common stock over the past twelve months.  The risk-free interest rate is 1.67% based on the U.S. Treasury yield in effect at the time of issuance for an instrument with a maturity of five years.  A dividend yield rate of zero was used because we have never paid cash dividends and we do not intend to pay cash dividends on our common stock.  These warrants are exercisable through February 15, 2016.